Debt - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Feb. 28, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016	Mar. 15, 2016
Debt Instrument [Line Items]
Liabilities subject to compromise	$ 100		$ 35,000	$ 1,000,336
Long-Term Debt- Principal Amount	400,000		379,000
Less: Debt Issuance Costs	(8,488)		0
Long-Term Debt, net	$ 391,512		$ 379,000
Line of credit | RBL Facility
Debt Instrument [Line Items]
Variable rate	4.50%		4.80%
Present value of proven oil and gas reserves under mortgage (percent)	85.00%
Long-Term Debt- Principal Amount	$ 0		$ 379,000
Senior notes | 6.75% senior notes due November 2020
Debt Instrument [Line Items]
Liabilities subject to compromise			$ 0
Interest rate			6.75%
Senior notes | 6.375% senior notes due September 2022
Debt Instrument [Line Items]
Liabilities subject to compromise			$ 0
Interest rate			6.375%
Medium-term notes | 2026 Notes
Debt Instrument [Line Items]
Interest rate	7.00%	7.00%
Long-Term Debt- Principal Amount	$ 400,000		$ 0
Predecessor
Debt Instrument [Line Items]
Liabilities subject to compromise					$ 1,000,553
Predecessor | 6.75% senior notes due November 2020
Debt Instrument [Line Items]
Interest rate				6.75%
Predecessor | 6.375% senior notes due September 2022
Debt Instrument [Line Items]
Interest rate						6.375%
Predecessor | Senior notes | 6.75% senior notes due November 2020
Debt Instrument [Line Items]
Liabilities subject to compromise					$ 261,100
Interest rate					6.75%
Predecessor | Senior notes | 6.375% senior notes due September 2022
Debt Instrument [Line Items]
Liabilities subject to compromise					$ 572,700
Interest rate					6.375%
Line of credit | RBL Facility
Debt Instrument [Line Items]
Variable rate			4.80%
Line of credit | Predecessor | Pre-Emergence Credit Facility
Debt Instrument [Line Items]
Pre-Emergence Credit Facility					$ 891,259
Variable rate					5.50%